Business Combinations, Asset Acquisitions and Discontinued Operations - Schedule of Components of Loss From Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from sale of Comfrio	$ 0	$ 0	$ 4,616
Loss from discontinued operations, net of tax	0	0	(10,453)
Agrofundo Brazil II Fundode Investimento em Participacoes | Discontinued Operations, Held-for-Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			29,471
Operating expenses			32,088
Estimated costs of disposal			4,616
Loss from partial investment pre-acquisition			4,111
Gain from sale of Comfrio			(1,082)
Pre-tax loss			(10,262)
Income tax expense			(191)
Loss from discontinued operations, net of tax	$ 0	$ 0	$ (10,453)